CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 16, 2013 Wholly owned subsidiary of Alibaba Group	May 16, 2013 Series A Convertible Redeemable Preferred Shares	Dec. 31, 2013 Series A Convertible Redeemable Preferred Shares	May 16, 2013 Series A Convertible Redeemable Preferred Shares Wholly owned subsidiary of Alibaba Group	May 16, 2013 Ordinary shares	Dec. 31, 2013 Ordinary shares	May 16, 2013 Ordinary shares Wholly owned subsidiary of Alibaba Group
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of shares issued				50,409,444		50,409,444	28,019,256		28,019,256
Par value (in dollars per share)	$ 0.0001	$ 0.0001							$ 0.0001
Share price (in dollars per share)			$ 3.75
Aggregate purchase price	$ 104,203		$ 294,108
Offering costs	458		458
Net proceeds	293,650		293,650		188,453			104,203
Shares issued expressed as a percentage of Company's total issued and outstanding shares on a fully-diluted basis			28.00%
Amount per annum entitled to be received upon the occurrence of a liquidation event (as a percent)					15.00%
Redemption purchase price per share, payable in cash (as a percent)					120.00%
Conversion ratio					1
Gain due to changes in the fair value of the redemption feature					218
Fair value of the redemption feature of preferred shares					$ 994